MINERAL RIGHTS - Rollforward (Details) - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
MINERAL RIGHTS
Ending balance	$ 1,201,390
Fish Lake Valley Property
MINERAL RIGHTS
Property option payment	70,000	$ 70,000
Impairment	(70,000)	$ (70,000)
Aurora Uranium Project
MINERAL RIGHTS
Property option payment	1,000,000
Reimbursement of mining operations expenditures	201,390
Ending balance	$ 1,201,390